STET SHORT DURATION MUNICIPAL FUND (Prospectus Summary) | STET SHORT DURATION MUNICIPAL FUND
SHORT DURATION MUNICIPAL FUND
Investment Goal
High level of income exempt from federal income tax consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	STET SHORT DURATION MUNICIPAL FUND CLASS A
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	STET SHORT DURATION MUNICIPAL FUND CLASS A
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.86%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
STET SHORT DURATION MUNICIPAL FUND CLASS A	88	274	477	1,061

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 42%
of the average value of its portfolio.
Principal Investment Strategies
The Short Duration Municipal Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. Duration is a weighted average term-to-maturity of the security's cash flow. The weights are the present values of each cash flow as a percentage of the present value of all cash flows (i.e., the weights are the present value of each cash flow as a percentage of the bond's full price).

The Fund uses one or more Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain a portfolio duration of three years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal income tax.
Principal Risks
Call Risk -- Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk -- The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

Interest Rate Risk -- The risk that the value of fixed income securities will fall due to rising interest rates.

Liquidity Risk -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Municipal Securities Risk -- State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Prepayment Risk -- The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk -- The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Loss of money is a risk of investing in the Fund.
Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past eight calendar years and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 1.51% (12/31/08) Worst Quarter: -0.26% (06/30/04) The Fund's Class A total return (pre-tax) from January 1, 2012 to September 30, 2012 was 0.79%.
Average Annual Total Returns (for the periods ended December 31, 2011)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.
Average Annual Total Returns STET SHORT DURATION MUNICIPAL FUND	Label	1 Year	5 Years	Since Inception		Inception Date
CLASS A	Class A Shares Return Before Taxes	1.52%	2.66%	2.28%		Nov. 13, 2003
CLASS A After Taxes on Distributions	Class A Shares Return After Taxes on Distributions	1.51%	2.64%	2.26%		Nov. 13, 2003
CLASS A After Taxes on Distributions and Sales	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	1.44%	2.60%	2.25%		Nov. 13, 2003
Barclays Capital 1-Year Municipal Bond Index	Barclays Capital 1-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.58%	3.03%	2.59%	[1]	Nov. 13, 2003	[1]
[1]	Index returns are shown from November 30, 2003.